SCHEDULE OF PREPAID EXPENSES (Details) - USD ($)	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Prepaid Expenses
Deposit	$ 13,665	$ 10,000	$ 59,535
Retainer	289,307	251,983	126,153
Prepaid insurance	13,763	106,084	107,663
Subscriptions	298,981	267,997	501,000
Prepaid expenses	$ 615,716	$ 636,064	$ 794,351